Business combinations (Details) ¥ in Thousands, $ in Thousands	Jan. 02, 2018 CNY (¥)	Jan. 02, 2018 USD ($)	Aug. 01, 2016 CNY (¥)	Aug. 01, 2016 USD ($)	Feb. 11, 2015 CNY (¥)	Feb. 11, 2015 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 02, 2018 USD ($)	Aug. 01, 2016 USD ($)	Feb. 11, 2015 USD ($)
Business Acquisition [Line Items]
Recognition of goodwill							¥ 46,377,583	$ 7,277,655	¥ 49,124,172	¥ 50,163,242	¥ 50,255,028
Kuaidi
Business Acquisition [Line Items]
Percentage of the equity acquired					100.00%									100.00%
Total consideration					¥ 13,550,534	$ 2,209,987
Recognition of goodwill					8,383,084									$ 1,367,216
Recognition of intangible assets					¥ 1,770,093									$ 288,688
Uber China
Business Acquisition [Line Items]
Percentage of the equity acquired			100.00%										100.00%
Total consideration			¥ 46,531,937	$ 7,020,827
Recognition of goodwill			37,900,795										$ 5,718,544
Recognition of intangible assets			¥ 11,633,403										$ 1,755,270
99 Taxis
Business Acquisition [Line Items]
Percentage of the equity acquired	100.00%											100.00%
Total consideration	¥ 3,635,273	$ 566,863
Recognition of goodwill	4,297,053											$ 670,058
Recognition of intangible assets	¥ 983,992											$ 153,438